Goodwill and intangible assets other than goodwill (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (557)	$ (1,433)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Impairment charge		(910)
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Amortization charge	(3,517)	(3,457)
Impairment charge	(557)	(523)
Reversal of impairment charge		9
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	(313)	(471)
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Amortization charge	(2,750)	(2,964)
Impairment charge	(25)
Reversal of impairment charge		9
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Amortization charge	(767)	(493)
Impairment charge	(219)	$ (52)
Continuing operations
Disclosure of detailed information about intangible assets [line items]
Impairment charge			$ (3,048)
Continuing operations | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Amortization charge			(3,960)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | PPY988 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge			(1,000)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | VDT482 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge			(400)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | NIZ985 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge			(300)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | MBG453 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge			(300)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member] | AAA602 and AAA802 [member]
Disclosure of detailed information about intangible assets [line items]
Impairment charge	$ (300)
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Impairment charge			$ (300)